Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
	Year ended
	December 31, 2022	December 31, 2021
Segment Net Revenue:
Cannabinoid	$6,119	$3,242
Non-Cannabinoid	11,681	12,132
Total Net Revenue	17,800	15,374

Segment Profit (Loss):
Cannabinoid	(63,720)	(16,915)
Non-Cannabinoid	1,346	2,631
Total Loss	$(62,374)	$(14,284)

Reconciliation:
Total Segment Loss	(62,374)	(14,284)
Unallocated corporate expenses	(8,327)	(11,196)
Non-cash share based compensation	(2,343)	(11,451)
Depreciation and amortization	(2,058)	(1,768)
Goodwill impairment	—	(18,508)
Loss from operations	$(75,102)	$(57,207)

Loss (gain) on debt extinguishment, net	2,263	(3,262)
Gain on remeasurement of warrant liability	(2,092)	(16,856)
Gain on investment	(6,851)	—
Foreign exchange loss	1,129	1,276
Interest expense	2,702	6,818
Other expense (income), net	202	(502)
Loss from operations before income taxes and equity investment loss	$(72,455)	$(44,681)
	December 31, 2022	December 31, 2021
Long-lived assets
Cannabinoid	$15,308	$30,709
Non-Cannabinoid	155	216
Other(a)	—	7
Total	$15,463	$30,932

Schedule of revenue by major customers by reporting segments
	Percentage of Revenues December 31,		Percentage of Accounts Receivable December 31,
	2022	2021	2022	2021
Customer B(a)	12%	17%	18%	25%
Customer C(b)	*	*	13%	18%
Customer H(a)	*	*	15%	*
Customer I(a)	*	*	10%	*

*        denotes less than 10%

Schedule of disaggregation of revenue by channel
	Year ended
	December 31, 2022	December 31, 2021
Mass retail	$9,920	$8,070
Distributors	6,796	5,835
Specialty, health and other retail	578	945
E-commerce	506	524
	$17,800	$15,374

Schedule of revenues attributed to countries based on location
	Year Ended December 31,
	2022	2021
United States	$11,461	$12,132
Israel	1,424	809
Australia	1,835	1,584
Brazil	1,431	153
Germany	1,431	100
Other	218	596
Total	$17,800	$15,374